UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2017

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	Closed-End Funds – 29.9%
4,900	Advent Claymore Convertible Securities and Income Fund[1]	$77,812
5,033	Advent Claymore Enhanced Growth & Income Fund[1]	41,975
8,977	AllianzGI Convertible & Income 2024 Target	81,691
1,707	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	22,276
13,720	Alpine Total Dynamic Dividend Fund	129,928
3,980	American Capital Senior Floating Ltd.	41,890
236	Ares Dynamic Credit Allocation Fund, Inc.	3,875
690	BlackRock 2022 Global Income Opportunity Trust	6,762
4,384	BlackRock Debt Strategies Fund, Inc.	51,293
3,024	Clough Global Equity Fund[1]	40,431
18,378	Clough Global Opportunities Fund[1]	199,953
8,055	Cornerstone Strategic Value Fund, Inc.	124,611
2,903	Cornerstone Total Return Fund, Inc.	44,372
5,027	Corporate Capital Trust, Inc.	80,331
11,922	Delaware Enhanced Global Dividend & Income Fund[1]	144,614
1,656	Delaware Investments Dividend & Income Fund, Inc.	17,835
616	Deutsche High Income Opportunities Fund, Inc.	9,252
4,817	Eagle Growth & Income Opportunities Fund	79,721
3,147	Eaton Vance Floating-Rate 2022 Target Term Trust	29,078
756	Eaton Vance Limited Duration Income Fund	10,319
11,787	First Trust Senior Floating Rate 2022 Target Term Fund	107,615
1,633	FS Investment Corp.	12,003
12,357	Gabelli Equity Trust. Inc.	76,490
2	Gabelli Global Small and Mid Cap Value Trust	25
11,542	Garrison Capital, Inc.[1]	93,606
9,097	Highland Floating Rate Opportunities Fund	141,004
6,102	Invesco High Income Trust II	89,760
14,248	Invesco Senior Income Trust	62,549
3,420	Kayne Anderson MLP Investment Co.	65,151
4,704	Lazard World Dividend & Income Fund, Inc.	54,708
5,666	Legg Mason BW Global Income Opportunities Fund, Inc.	72,355
25,539	Liberty All Star Equity Fund[1]	160,896
8,573	Madison Covered Call & Equity Strategy Fund	66,184
5,367	Madison Strategic Sector Premium Fund	62,848
11,613	Managed Duration Investment Grade Municipal Fund[1]	155,963
6,120	Morgan Stanley Emerging Markets Debt Fund, Inc.	61,078
1,616	Morgan Stanley Emerging Markets Fund, Inc.	28,910
4,871	NexPoint Credit Strategies Fund[1]	123,188
4,888	Nuveen Credit Strategies Income Fund	40,179
1,325	Nuveen Emerging Markets Debt 2022 Target Term Fund	12,455
1,304	Nuveen Intermediate Duration Quality Municipal Term Fund	16,782
626	Nuveen Mortgage Opportunity Term Fund	15,456
5,857	Nuveen Mortgage Opportunity Term Fund 2[1]	139,045
3,007	PIMCO Dynamic Credit and Mortgage Income Fund	67,477
16,237	PIMCO High Income Fund	121,128

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
672	Pioneer High Income Trust	$6,525
13,705	Prudential Global Short Duration High Yield Fund, Inc.[1]	197,489
1,250	Prudential Short Duration High Yield Fund, Inc.	18,463
2,827	Reaves Utility Income Fund	87,467
352	Solar Capital Ltd.	7,114
838	Special Opportunities Fund, Inc.	12,469
11,836	Templeton Emerging Markets Income Fund	132,208
1,784	Triangle Capital Corp.	16,930
8,096	Virtus Total Return Fund, Inc.	104,438
4,145	Voya Prime Rate Trust	21,015
3,625	Western Asset Global High Income Fund, Inc.[1]	37,048
4,533	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	51,767
	Total Closed-End Funds (Cost $3,726,720)	3,777,807
	Common Stocks – 42.1%
	Communications – 8.4%
1,246	eDreams ODIGEO S.A.*	7,132
1,890	Gray Television, Inc.*	31,657
20,243	Houghton Mifflin Harcourt Co.*,1	188,260
7,900	Liberty Global PLC LiLAC - Class A*,1,2	159,185
11,026	National CineMedia, Inc.	75,638
2,212	Nexstar Broadcasting Group, Inc.[1]	172,978
3,033	Shutterfly, Inc.*	150,892
11,608	TEGNA, Inc.[1]	163,441
6,135	Time, Inc.	113,191
		1,062,374
	Consumer Discretionary – 4.3%
1,745	Buffalo Wild Wings, Inc.*,1	272,831
5	CalAtlantic Group, Inc.	282
12,714	Potbelly Corp.*	156,382
4,953	Regal Entertainment Group - Class A	113,968
		543,463
	Consumer Staples – 2.4%
16,276	Darling Ingredients, Inc.*,1	295,084
	Energy – 1.4%
5,967	Green Plains, Inc.	100,544
4,876	Silver Spring Networks, Inc.*	79,186
		179,730
	Financials – 6.0%
2,273	American International Group, Inc.[1]	135,425
1,358	Andina Acquisition Corp. II*	13,987
1,813	Ares Capital Corp.[1]	28,500
500	Atlantic Acquisition Corp.*	4,930

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
3,185	Atlantic Coast Financial Corp.*	$30,035
1,070	Berkshire Hathaway, Inc.*, 1	212,095
1,246	Big Rock Partners Acquisition Corp.*	12,722
849	Black Ridge Acquisition Corp.*	8,201
365	BlackRock Resources & Commodities Strategy Trust	3,566
1,386	CM Seven Star Acquisition Corp.*,2	13,375
265	Constellation Alpha Capital Corp.*,2	2,576
462	Draper Oakwood Technology Acquisition, Inc.*	4,514
1,506	Great Elm Capital Group, Inc.*	6,099
2,044	Haymaker Acquisition Corp.*	20,236
500	Hennessy Capital Acquisition Corp. III*	4,900
490	Industrea Acquisition Corp. - Class A*	4,763
2,379	Kingsway Financial Services, Inc.*,2	12,014
1,038	Legacy Acquisition Corp.*	10,318
2,375	Leisure Acquisition Corp.*	23,513
572	Osprey Energy Acquisition Corp.*	5,491
1,142	Pensare Acquisition Corp.*	11,032
17,785	Resource Capital Corp.[1]	166,645
1,447	Royce Micro-Cap Trust, Inc.	13,667
211	Sun Bancorp, Inc.	5,127
		753,731
	Health Care – 3.4%
1,137	Akorn, Inc.*	36,646
1,035	Becton, Dickinson and Co.	221,486
5,212	Ignyta, Inc.*	139,160
1,757	Sucampo Pharmaceuticals, Inc. - Class A*	31,538
		428,830
	Industrials – 4.3%
19,196	Element Fleet Management Corp.	145,077
3,058	General Cable Corp.	90,517
3,189	Houston Wire & Cable Co.*	22,961
13,033	Luxfer Holdings PLC[1,2]	205,921
569	Orbital ATK, Inc.[1]	74,824
		539,300
	Technology – 11.0%
6,927	Barracuda Networks, Inc.*,1	190,493
11,900	Bazaarvoice, Inc.*	64,855
1,501	BroadSoft, Inc.*,1	82,405
8,720	Donnelley Financial Solutions, Inc.*,1	169,953
2,590	KEMET Corp.*	39,005
1,364	MicroStrategy, Inc.*,1	179,093
4,825	NXP Semiconductors N.V.*,2	564,959

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Technology (Continued)
18,587	Telenav, Inc.*	$102,229
		1,392,992
	Utilities – 0.9%
1,670	Atlantica Yield PLC[2]	35,421
35,463	Maxim Power Corp.*	77,584
		113,005
	Total Common Stocks (Cost $5,138,092)	5,308,509
	Preferred Stocks – 1.6%
	Financials – 1.6%
2,000	B. Riley Financial, Inc. 7.250%, 12/31/2027[3]	50,920
1,144	Capital Southwest Corp. 5.950%, 12/15/2022[3]	29,424
135	Harvest Capital Credit Corp. 6.125%, 9/15/2022[3]	3,436
953	KCAP Financial, Inc. 6.125%, 9/30/2022[3]	24,015
802	MVC Capital, Inc. 6.250%, 11/30/2022[3]	20,724
433	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3]	10,950
422	THL Credit, Inc. 6.750%, 12/30/2022[3]	10,875
139	THL Credit, Inc. 6.750%, 11/15/2021[3]	3,504
1,554	TICC Capital Corp. 6.500%, 03/30/2024[3]	40,171
396	TriplePoint Venture Growth BDC Corp. 5.750%, 07/15/2022[3]	10,248
		204,267
	Total Preferred Stocks (Cost $200,327)	204,267

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 0.2%
	Call Options – 0.2%
	NXP Semiconductors N.V.
10	Exercise Price: $110.00, Notional Amount: $110,000, Expiration Date: January 19, 2018	$7,600
23	Exercise Price: $115.00, Notional Amount: $264,500, Expiration Date: January 19, 2018	7,590
	Time Warner, Inc.
21	Exercise Price: $95.00, Notional Amount: $199,500, Expiration Date: July 20, 2018	9,450

	Total Call Options (Cost $22,182)	24,640

	Put Options – 0.0%
	Regal Entertainment Group
16	Exercise Price: $20.00, Notional Amount: $32,000, Expiration Date: January 19, 2018	40
7	Exercise Price: $22.50, Notional Amount: $15,750, Expiration Date: January 19, 2018	35
	Time Warner, Inc.
21	Exercise Price: $65.00, Notional Amount: $136,500, Expiration Date: June 15, 2018	315

	Total Put Options (Cost $1,341)	390

	Total Purchased Options Contracts (Cost $23,523)	25,030

Number of Shares
	Rights – 0.0%
500	Atlantic Acquisition Corp., Expiration Date: August 8, 2019*	220
425	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*	119
1,386	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*	444
265	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*	87
462	Draper Oakwood Technology Acquisition, Inc., Expiration Date: March 13, 2019*	222
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2019*	502
	Total Rights (Cost $438)	1,594
	Warrants – 0.0%
1,386	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*	457
693	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*	201
265	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*	64
231	Draper Oakwood Technology Acquisition, Inc., Expiration Date: September 30, 2024*	118
375	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	317
501	I-AM Capital Acquisition Co., Expiration Date: October 9, 2022*	165

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	Warrants (Continued)
490	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	$199
286	Osprey Energy Acquisition Corp., Expiration Date: August 15, 2022*	200
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*	314
	Total Warrants (Cost $199)	2,035
	Short-Term Investments – 33.1%
4,176,051	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.19%[1]	4,176,051
	Total Short-Term Investments (Cost $4,176,051)	4,176,051
	Total Investments – 106.9% (Cost $13,265,350)	13,495,293
	Liabilities in Excess of Other Assets – (6.9)%	(872,906)
	Total Net Assets – 100.0%	$12,622,387
	Securities Sold Short – (16.7)%
	Common Stocks – (13.7)%
	Communications – (1.2)%
(88)	Beasley Broadcast Group, Inc.	$(1,179)
(3,000)	Blucora, Inc.*	(66,300)
(3,204)	QuinStreet, Inc.*	(26,850)
(1,300)	Tribune Media Co.	(55,211)
		(149,540)
	Consumer Discretionary – (3.4)%
(199)	Domino's Pizza, Inc.	(37,603)
(1,400)	Freshpet, Inc.*	(26,530)
(700)	Healthcare Services Group, Inc.	(36,904)
(4)	Lennar Corp. - Class A	(253)
(984)	Matthews International Corp.	(51,955)
(300)	Oxford Industries, Inc.	(22,557)
(798)	Restaurant Brands International, Inc.	(49,061)
(533)	RH*	(45,950)
(341)	Royal Caribbean Cruises Ltd.	(40,675)
(169)	Tesla Motors, Inc.*	(52,618)
(498)	Wayfair, Inc.*	(39,974)
(856)	Wingstop, Inc.	(33,367)
		(437,447)
	Consumer Staples – (0.7)%
(1,300)	Blue Buffalo Pet Products, Inc.*	(42,627)
(852)	Snyder's-Lance, Inc.	(42,668)
		(85,295)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Financials – (1.9)%
(542)	Ameris Bancorp	$(26,124)
(1,100)	Bank of the Ozarks, Inc.	(53,295)
(1,200)	BofI Holding, Inc.*	(35,880)
(200)	Canadian Imperial Bank of Commerce[2]	(19,482)
(1,100)	Canadian Western Bank	(34,348)
(800)	CubeSmart	(23,136)
(181)	OceanFirst Financial Corp.	(4,751)
(1,605)	Omega Healthcare Investors, Inc.	(44,202)
		(241,218)
	Health Care – (3.4)%
(1,034)	Becton, Dickinson and Co.	(221,338)
(339)	DiaSorin SpA	(30,101)
(1,900)	Lannett Co., Inc.*	(44,080)
(700)	Tactile Systems Technology, Inc.*	(20,286)
(1,100)	Teladoc, Inc.*	(38,335)
(1,049)	USANA Health Sciences, Inc.*	(77,678)
		(431,818)
	Industrials – (1.3)%
(2,023)	AAON, Inc.	(74,244)
(420)	Pool Corp.	(54,453)
(959)	Systemax, Inc.	(31,906)
		(160,603)
	Technology – (1.8)%
(842)	Axcelis Technologies, Inc.*	(24,165)
(332)	HubSpot, Inc.*	(29,349)
(2,111)	MINDBODY, Inc. - Class A*	(64,280)
(700)	Motorola Solutions, Inc.	(63,238)
(2,297)	Presidio, Inc.*	(44,034)
		(225,066)
	Total Common Stocks (Proceeds $1,679,401)	(1,730,987)
	Exchange-Traded Funds – (3.0)%
(1,400)	SPDR Bloomberg Barclays High Yield Bond ETF	(51,408)
(1,220)	SPDR S&P500 ETF Trust	(325,569)
	Total Exchange-Traded Funds (Proceeds $366,232)	(376,977)
	Total Securities Sold Short (Proceeds $2,045,633)	$(2,107,964)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Contracts		Value
	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Time Warner, Inc.
(21)	Exercise Price: $105.00, Notional Amount: $(220,500), Expiration Date: July 20, 2018	$(2,520)
	Total Call Options (Proceeds $3,275)	(2,520)
	Put Options – 0.0%
	Time Warner, Inc.
(21)	Exercise Price: $75.00, Notional Amount: $(157,500), Expiration Date: July 20, 2018	(1,743)
	Total Put Options (Proceeds $2,992)	(1,743)
	Total WRITTEN Options Contracts (Proceeds $6,267)	$(4,263)

ETF – Exchange-Traded Funds PLC – Public Limited Company

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2] Foreign security denominated in U.S. Dollars.
[3] Callable.

See accompanying Notes to Schedule of Investments.

Note 1 – Organization

The Relative Value Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Delaware statutory trust on July 5, 2016. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. The Fund operates as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Short-Term Investments

The Fund invests a significant amount (33.1% as of December 31, 2017) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2017 Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.18%.

Note 3 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,216,626

Gross unrealized appreciation	$371,521
Gross unrealized depreciation	(205,081)
Net unrealized appreciation on investments	$166,440

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Closed-End Funds	$3,777,807	$-	$-	$3,777,807
Common Stocks*	5,308,509	-	-	5,308,509
Preferred Stocks	204,267	-	-	204,267
Purchased Options Contracts	15,190	9,840	-	25,030
Rights	1,594	-	-	1,594
Warrants	2,035	-	-	2,035
Short-Term Investments	4,176,051	-	-	4,176,051
Total Investments	$13,485,453	$9,840	$-	$13,495,293

Liabilities
Securities Sold Short
Common Stocks*	$1,730,987	$-	$-	$1,730,987
Exchange-Traded Funds	376,977	-	-	376,977
Written Options Contracts	2,520	1,743	-	4,263
Total Liabilities	$2,110,484	$1,743	$-	$2,112,227

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Relative Value Fund

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date   February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date    February 28, 2018

By (Signature and Title)* /s/ Chad Eisenberg

Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date    February 28, 2018

* Print the name and title of each signing officer under his or her signature.